SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

21) SUBSEQUENT EVENT

On February 2, 2022, the Company announced its plan to initiate a divestment process for its Canadian assets. Production from its Canadian assets averaged approximately 7,200 BOE/day in 2021.